Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000116524 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116524 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000116524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000116524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000116524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000116524 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000116524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000116524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000116526 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000116526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000116526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000116526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000116526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000116526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000116526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000116527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000116527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000116527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000116527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000116527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000116527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000116527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000116527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000116490 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000116490 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116490 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000116490 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000116490 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116490 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116490 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116490 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000116490 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000116490 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000116492 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000116492 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116492 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000116492 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000116492 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116492 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116492 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116492 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000116492 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000116492 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000116493 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000116493 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000116493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000116493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000116493 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000116493 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000116493 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000116493 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000116493 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000116493 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219860 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219860 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219860 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219860 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000219860 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000219860 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219860 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219860 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000219860 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000139051 | Republic Services, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Colgate-Palmolive Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | T-Mobile US, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139051 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | The TJX Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139051 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000139051 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000139051 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139051 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000139051 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139051 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000139051 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000139051 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000139051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000157585 | Kirby Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | Nelnet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | MDU Resources Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | MGE Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | MGIC Investment Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | Verra Mobility Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157585 | Ryan Specialty Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157585 | NMI Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157585 | Radian Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000157585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000157585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000157585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000157585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000157585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000157585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000157586 | Koninklijke KPN NV_
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157586 | London Stock Exchange Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Oversea-Chinese Banking Corp. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | DBS Group Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | United Overseas Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Zurich Insurance Group AG_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000157586 | Generali_
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157586 | Pembina Pipeline Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000157586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000157586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000157586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000157586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000157586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000157586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000157586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000157588 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157588 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157588 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157588 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157588 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157588 | Public Service Enterprise Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157588 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157588 | PepsiCo, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157588 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000157588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000157588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000157588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000157588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000157588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000157588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000157588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000157588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157589 | MDU Resources Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000157589 | MGE Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157589 | National Fuel Gas Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | New Jersey Resources Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Spire, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Northwestern Energy Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | American States Water Co._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | ALLETE, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157589 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157589 | Avnet, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157589 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000157589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000157589 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157589 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000157589 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157589 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000157589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000157590 | Koninklijke KPN NV_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000157590 | Oversea-Chinese Banking Corp. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000157590 | United Overseas Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157590 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	1.60%
C000157590 | Pembina Pipeline Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157590 | Swisscom AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.50%
C000157590 | SoftBank Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157590 | Telstra Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157590 | ANZ Group Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157590 | Sodexo SA_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000157590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000157590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000157590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000157590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000157590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000157590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000157590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000157590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180597 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000180597 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000180597 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000180597 | T. Rowe Price Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000180597 | Hormel Foods Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000180597 | Consolidated Edison, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000180597 | Best Buy Co., Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000180597 | Chevron Corp._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180597 | Medtronic PLC_
Holdings [Line Items]
Percent of Total Investments	2.20%
C000180597 | Franklin Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000180597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000180597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000180597 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000180597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000180597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000180597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000180597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000180597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000180594 | Republic Services, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180594 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000180594 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	10.20%
C000180594 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	9.70%
C000180594 | Walmart, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000180594 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180594 | Merck & Co., Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180594 | AbbVie, Inc._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180594 | Lockheed Martin Corp._
Holdings [Line Items]
Percent of Total Investments	3.30%
C000180594 | Waste Management, Inc._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000180594 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000180594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000180594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000180594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000180594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000180594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000180594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000139053 | Republic Services, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Colgate-Palmolive Co._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | T-Mobile US, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139053 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | The TJX Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000139053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000139053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000139053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000139053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000139053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000139053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000139055 | The Coca-Cola Co._
Holdings [Line Items]
Percent of Total Investments	1.70%
C000139055 | Kimberly-Clark Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000139055 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | The Williams Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000139055 | Kinder Morgan, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000139055 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139055 | Public Service Enterprise Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139055 | The Southern Co._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139055 | PepsiCo, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139055 | Altria Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000139055 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000139055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000139055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000139055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000139055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000139055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000139055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000139055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000139055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139052 | Kirby Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | FTAI Aviation Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | Nelnet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | MDU Resources Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | MGE Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | MGIC Investment Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | Verra Mobility Corp._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139052 | Ryan Specialty Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139052 | NMI Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139052 | Radian Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139052 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139052 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000139052 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000139052 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000139052 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000139052 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000139052 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000139052 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000139052 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000139052 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000139054 | Koninklijke KPN NV_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | London Stock Exchange Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | Oversea-Chinese Banking Corp. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | DBS Group Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | United Overseas Bank Ltd._
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | Zurich Insurance Group AG_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | Unilever PLC_
Holdings [Line Items]
Percent of Total Investments	0.40%
C000139054 | Generali_
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139054 | Pembina Pipeline Corp._
Holdings [Line Items]
Percent of Total Investments	0.30%
C000139054 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000139054 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000139054 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000139054 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000139054 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139054 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000139054 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000139054 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000139054 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000139054 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000221407 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000221407 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000221407 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000221407 | Tractor Supply Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000221407 | eBay, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000221407 | NetApp, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000221407 | ICON PLC
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221407 | Western Digital Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000221407 | First Solar, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000221407 | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221407 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000221407 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221407 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000221407 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000221407 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000221407 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000230775 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	4.90%
C000230775 | HEICO Corp._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000230775 | NVR, Inc._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230775 | Rollins, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230775 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230775 | Carlisle Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000230775 | D.R. Horton, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230775 | PTC, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230775 | Westinghouse Air Brake Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230775 | Ross Stores, Inc._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000230775 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230775 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230775 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000230775 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000230775 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000230775 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000243210 | Gilead Sciences, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000243210 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000243210 | The Cigna Group_
Holdings [Line Items]
Percent of Total Investments	3.90%
C000243210 | Amgen, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000243210 | CVS Health Corp._
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243210 | Elevance Health, Inc._
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243210 | Zoom Video Communications, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000243210 | Lennar Corp._Class A
Holdings [Line Items]
Percent of Total Investments	3.10%
C000243210 | Centene Corp._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243210 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	2.50%
C000243210 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243210 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000243210 | Energy
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000243210 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243210 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000243210 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000243210 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000243210 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000243212 | Scorpio Tankers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000243212 | Chord Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | Dillard's, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243212 | Vista Outdoor, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Mueller Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Dropbox, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | Jazz Pharmaceuticals PLC_
Holdings [Line Items]
Percent of Total Investments	1.30%
C000243212 | International Seaways, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | California Resources Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000243212 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243212 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000243212 | Energy
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000243212 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243212 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000243212 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243212 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000243212 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000210928 | AA_Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000210928 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000210928 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000210928 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000210928 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210928 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210929 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000210929 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000210929 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000210929 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000210929 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210929 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230774 | AA_Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230774 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000230774 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230774 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000230774 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230774 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230774 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000230774 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230774 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230773 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	72.40%
C000230773 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000230773 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000250755 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000250755 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000250755 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210925 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210925 | Loews Corp._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210925 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Duke Energy Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Regeneron Pharmaceuticals, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210925 | Cencora, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | The Hartford Financial Services Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | McKesson Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Fiserv, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | The Bank of New York Mellon Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210925 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000210925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000210925 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000210925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000210925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000210925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000210930 | MDU Resources Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | CACI International, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Golub Capital BDC, Inc._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210930 | DT Midstream, Inc._
Holdings [Line Items]
Percent of Total Investments	0.70%
C000210930 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Encompass Health Corp._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | The Ensign Group, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Parsons Corp._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Reinsurance Group of America, Inc._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Rithm Capital Corp._
Holdings [Line Items]
Percent of Total Investments	0.60%
C000210930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000210930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000210930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000210930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000210930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000210930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000210930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000210926 | Deutsche Telekom AG_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210926 | Investor AB_Class B
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210926 | SK Telecom Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210926 | Industrivarden AB_Class C
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | AltaGas Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Henkel AG & Co. KGaA_Preference Shares
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Cie Generale des Etablissements Michelin SCA_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Holcim AG_
Holdings [Line Items]
Percent of Total Investments	0.90%
C000210926 | Bollore SE_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Eni SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000210926 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000210926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000210926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000210926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000210926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210927 | Sun Pharmaceutical Industries Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Bharti Airtel Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Catcher Technology Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Bosch Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | MRF Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210927 | Industrial & Commercial Bank of China Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Genting Berhad_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | LIC Housing Finance Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | China CITIC Bank Corp. Ltd._Class H
Holdings [Line Items]
Percent of Total Investments	1.00%
C000210927 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210927 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210927 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000210927 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210927 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210927 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000210927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210927 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000210927 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000210927 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000238316 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238316 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.70%
C000238316 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	1.40%
C000238316 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000238316 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238316 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238316 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238316 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	3.30%
C000238316 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	3.10%
C000238316 | UnitedHealth Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000238316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000238316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000238316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000238316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000238316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000250754 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000250754 | Vanguard FTSE All-World ex-U.S. ETF
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000250754 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000250754 | Vanguard FTSE Pacific ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000250754 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250754 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000250754 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250754 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250754 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250754 | iShares U.S. Broker-Dealers & Securities Exchanges ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250754 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000250754 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000250754 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250754 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250754 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250754 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250754 | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250754 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250754 | China
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000250754 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%